General Information - Details of Consolidated Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
POSCO COATED STEEL (THAILAND) CO., LTD. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Automotive steel sheet manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	Thailand
POSCO COATED STEEL (THAILAND) CO., LTD. [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Daewoo Amara Company Limited [Member]
Disclosure of subsidiaries [line items]
Principal operations	Real estate development
Ownership (%)	85.00%	98.54%
Region	Myanmar
Daewoo Amara Company Limited [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	85.00%	98.54%
Daewoo Power and Infra (PTY) Limited [Member]
Disclosure of subsidiaries [line items]
Principal operations	Electricity
Ownership (%)	100.00%	100.00%
Region	South Africa
Daewoo Power and Infra (PTY) Limited [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSMATE-CHINA CO., LTD [Member]
Disclosure of subsidiaries [line items]
Principal operations	Business facility maintenance
Ownership (%)	100.00%	100.00%
Region	China
POSMATE-CHINA CO., LTD [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Daewoo Precious Resources Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Resources development
Ownership (%)	70.00%	70.00%
Region	Myanmar
Daewoo Precious Resources Co., Ltd. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	70.00%	70.00%
POSCO-Mexico Villagran Wire-rod Processing Center [Member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	66.75%	66.75%
Region	Mexico
POSCO-Mexico Villagran Wire-rod Processing Center [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	56.75%	56.75%
POSCO-Mexico Villagran Wire-rod Processing Center [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	10.00%	10.00%
POSCO-CDSFC [Member]
Disclosure of subsidiaries [line items]
Principal operations	Steel structure manufacturing
Ownership (%)	100.00%	100.00%
Region	China
POSCO-CDSFC [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	50.20%	50.20%
POSCO-CDSFC [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	49.80%	49.80%
POSCO ChengDu Processing Center [Member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	43.00%	43.00%
Region	China
POSCO ChengDu Processing Center [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	33.00%	33.00%
POSCO ChengDu Processing Center [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	10.00%	10.00%
POSCO SUZHOU [Member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	China
POSCO SUZHOU [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	30.00%	30.00%
POSCO SUZHOU [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	70.00%	70.00%
POSCO E&C SMART S DE RL DE CV [Member]
Disclosure of subsidiaries [line items]
Principal operations	Civil engineering and construction
Ownership (%)	100.00%	100.00%
Region	Mexico
POSCO E&C SMART S DE RL DE CV [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSCO Philippine Manila Processing Center, Inc. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	Philippines
POSCO Philippine Manila Processing Center, Inc. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSCO E&C HOLDINGS CO., Ltd. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Holding company
Ownership (%)	100.00%	100.00%
Region	Thailand
POSCO E&C HOLDINGS CO., Ltd. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSCO E&C (THAILAND) CO., Ltd. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Construction and engineering
Ownership (%)	100.00%	100.00%
Region	Thailand
POSCO E&C (THAILAND) CO., Ltd. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
DAEWOO POWER PNG Ltd. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Electricity production
Ownership (%)	100.00%	100.00%
Region	Papua New Guinea
DAEWOO POWER PNG Ltd. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
PT.Krakatau Posco Social Enterprise [Member]
Disclosure of subsidiaries [line items]
Principal operations	Social enterprise
Ownership (%)	100.00%	100.00%
Region	Indonesia
PT.Krakatau Posco Social Enterprise [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Ventanas Philippines Construction Inc [Member]
Disclosure of subsidiaries [line items]
Principal operations	Construction
Ownership (%)	100.00%	100.00%
Region	Philippines
Ventanas Philippines Construction Inc [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSCO E&C Mongolia [Member]
Disclosure of subsidiaries [line items]
Principal operations	Construction and engineering service
Ownership (%)	100.00%	100.00%
Region	Mongolia
POSCO E&C Mongolia [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSCO Gulf SFC LLC [Member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	97.76%	81.93%
Region	United Arab Emirates
POSCO Gulf SFC LLC [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	97.76%	81.93%
SANPU TRADING Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Raw material trading
Ownership (%)	70.00%	70.00%
Region	China
SANPU TRADING Co., Ltd. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	70.00%	70.00%
Zhangjiagang BLZ Pohang International Trading [Member]
Disclosure of subsidiaries [line items]
Principal operations	Steel Intermediate trade
Ownership (%)	100.00%	100.00%
Region	China
Zhangjiagang BLZ Pohang International Trading [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSCO MESDC S.A. DE C.V. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Logistics & Steel sales
Ownership (%)	56.80%	56.80%
Region	Mexico
POSCO MESDC S.A. DE C.V. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	56.80%	56.80%
POSCO ICT-China [Member]
Disclosure of subsidiaries [line items]
Principal operations	IT service and DVR business
Ownership (%)	100.00%	100.00%
Region	China
POSCO ICT-China [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Pos-Sea Pte Ltd [Member]
Disclosure of subsidiaries [line items]
Principal operations	Steel Intermediate trade
Ownership (%)	100.00%	67.54%
Region	Singapore
Pos-Sea Pte Ltd [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	67.54%
POSCO Europe Steel Distribution Center [Member]
Disclosure of subsidiaries [line items]
Principal operations	Logistics & Steel sales
Ownership (%)	70.00%	70.00%
Region	Slovenia
POSCO Europe Steel Distribution Center [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	50.00%	50.00%
POSCO Europe Steel Distribution Center [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	20.00%	20.00%
POSCO ENGINEERING (THAILAND) CO., LTD. [member]
Disclosure of subsidiaries [line items]
Principal operations	Construction and engineering service
Ownership (%)	100.00%	100.00%
Region	Thailand
POSCO ENGINEERING (THAILAND) CO., LTD. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSCO VST Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Stainless steel sheet manufacturing and sales
Ownership (%)	95.65%	95.65%
Region	Vietnam
POSCO VST Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	95.65%	95.65%
POSCO Maharashtra Steel Private Limited [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	India
POSCO Maharashtra Steel Private Limited [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSCO India Chennai Steel Processing Center Pvt.Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	95.32%	100.00%
Region	India
POSCO India Chennai Steel Processing Center Pvt.Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	93.34%	100.00%
POSCO India Chennai Steel Processing Center Pvt.Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	1.98%
POSCO TNPC Otomotiv Celik San. Ve Tic. A.S [Member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	Turkey
POSCO TNPC Otomotiv Celik San. Ve Tic. A.S [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSCO VIETNAM HOLDINGS CO., LTD (formerly, POSCO VNPC Co., Ltd.) [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	88.83%	70.00%
Region	Vietnam
POSCO VIETNAM HOLDINGS CO., LTD (formerly, POSCO VNPC Co., Ltd.) [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	83.54%	70.00%
POSCO VIETNAM HOLDINGS CO., LTD (formerly, POSCO VNPC Co., Ltd.) [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	5.29%
POSCO(Liaoning) Automotive [Member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	China
POSCO(Liaoning) Automotive [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	90.00%	90.00%
POSCO(Liaoning) Automotive [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	10.00%	10.00%
POSCO-Indonesia Jakarta Processing Center [Member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	85.00%	85.00%
Region	Indonesia
POSCO-Indonesia Jakarta Processing Center [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	65.00%	65.00%
POSCO-Indonesia Jakarta Processing Center [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	20.00%	20.00%
POSCO E&C VENEZUELA C.A. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Civil engineering and construction
Ownership (%)	100.00%	100.00%
Region	Venezuela
POSCO E&C VENEZUELA C.A. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
PT.MRI [Member]
Disclosure of subsidiaries [line items]
Principal operations	Mine development
Ownership (%)	65.00%	65.00%
Region	Indonesia
PT.MRI [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	65.00%	65.00%
POSCO TMC INDIA PRIVATE LIMITED [Member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	India
POSCO TMC INDIA PRIVATE LIMITED [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSCO-AAPC [Member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	97.80%	97.80%
Region	USA
POSCO-AAPC [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	97.80%	97.80%
PT PEN INDONESIA [Member]
Disclosure of subsidiaries [line items]
Principal operations	Construction
Ownership (%)	100.00%	100.00%
Region	Indonesia
PT PEN INDONESIA [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSCO(Yantai)Automotive Processing Center Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	China
POSCO(Yantai)Automotive Processing Center Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	90.00%	90.00%
POSCO(Yantai)Automotive Processing Center Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	10.00%	10.00%
POSCO India Steel Distribution Center Private Ltd [Member]
Disclosure of subsidiaries [line items]
Principal operations	Steel logistics
Ownership (%)	100.00%	100.00%
Region	India
POSCO India Steel Distribution Center Private Ltd [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSCO China Dalian Plate Processing Center Co, Ltd [Member]
Disclosure of subsidiaries [line items]
Principal operations	Plate manufacturing and sales
Ownership (%)	90.00%	90.00%
Region	China
POSCO China Dalian Plate Processing Center Co, Ltd [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	80.00%	80.00%
POSCO China Dalian Plate Processing Center Co, Ltd [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	10.00%	10.00%
POSCO-South Asia Company Limited [Member]
Disclosure of subsidiaries [line items]
Principal operations	Steel sales
Ownership (%)	100.00%	100.00%
Region	Thailand
POSCO-South Asia Company Limited [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSCO SS-VINA Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	Vietnam
POSCO SS-VINA Co., Ltd [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
PT.POSCO ICT INDONESIA [Member]
Disclosure of subsidiaries [line items]
Principal operations	IT service and electric control engineering
Ownership (%)	66.99%	66.99%
Region	Indonesia
PT.POSCO ICT INDONESIA [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	66.99%	66.99%
POSCO NCR Coal Ltd. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Coal sales
Ownership (%)	100.00%	100.00%
Region	Canada
POSCO NCR Coal Ltd. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSCO WA PTY LTD [Member]
Disclosure of subsidiaries [line items]
Principal operations	Iron ore sales & mine development
Ownership (%)	100.00%	100.00%
Region	Australia
POSCO WA PTY LTD [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSCO Engineering and Construction - UZ [Member]
Disclosure of subsidiaries [line items]
Principal operations	Civil engineering and construction
Ownership (%)	100.00%	100.00%
Region	Uzbekistan
POSCO Engineering and Construction - UZ [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSCO AUSTRALIA GP PTY LIMITED [Member]
Disclosure of subsidiaries [line items]
Principal operations	Resource development
Ownership (%)	100.00%	100.00%
Region	Australia
POSCO AUSTRALIA GP PTY LIMITED [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSCO DAEWOO POWER (PNGPOM) LTD. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Electricity production
Ownership (%)	100.00%	100.00%
Region	Papua New Guinea
POSCO DAEWOO POWER (PNGPOM) LTD. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
PT. Krakatau Posco Energy [Member]
Disclosure of subsidiaries [line items]
Principal operations	Electricity production construction and operation
Ownership (%)	90.00%	90.00%
Region	Indonesia
PT. Krakatau Posco Energy [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	90.00%	90.00%
POSCO DAEWOO AMERICA CORP. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Trading business
Ownership (%)	100.00%	100.00%
Region	USA
POSCO DAEWOO AMERICA CORP. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSCO DAEWOO DEUTSCHLAND GMBH [Member]
Disclosure of subsidiaries [line items]
Principal operations	Trading business
Ownership (%)	100.00%	100.00%
Region	Germany
POSCO DAEWOO DEUTSCHLAND GMBH [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSCO DAEWOO JAPAN Corp [Member]
Disclosure of subsidiaries [line items]
Principal operations	Trading business
Ownership (%)	100.00%	100.00%
Region	Japan
POSCO DAEWOO JAPAN Corp [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSCO DAEWOO SINGAPORE PTE LTD. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Trading business
Ownership (%)	100.00%	100.00%
Region	Singapore
POSCO DAEWOO SINGAPORE PTE LTD. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSCO DAEWOO ITALIA S.R.L. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Trading business
Ownership (%)	100.00%	100.00%
Region	Italy
POSCO DAEWOO ITALIA S.R.L. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSCO DAEWOO CHINA CO., LTD. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Trading business
Ownership (%)	100.00%	100.00%
Region	China
POSCO DAEWOO CHINA CO., LTD. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Daewoo Textile LLC [Member]
Disclosure of subsidiaries [line items]
Principal operations	Textile manufacturing
Ownership (%)	100.00%	100.00%
Region	Uzbekistan
Daewoo Textile LLC [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSCO DAEWOO AUSTRALIA HOLDINGS PTY. LTD. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Resource development
Ownership (%)	100.00%	100.00%
Region	Australia
POSCO DAEWOO AUSTRALIA HOLDINGS PTY. LTD. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSCO MAURITIUS LIMITED [Member]
Disclosure of subsidiaries [line items]
Principal operations	Coal development and sales
Ownership (%)	100.00%	100.00%
Region	Mauritius
POSCO MAURITIUS LIMITED [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
PT. KRAKATAU POSCO [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	70.00%	70.00%
Region	Indonesia
PT. KRAKATAU POSCO [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	70.00%	70.00%
POSCO DAEWOO MEXICO S.A. DE C.V. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Trading business
Ownership (%)	100.00%	100.00%
Region	Mexico
POSCO DAEWOO MEXICO S.A. DE C.V. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Zhangjiagang Pohang Stainless Steel Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Refractory materials sales & furnace maintenance
Ownership (%)	51.00%
Region	China
Zhangjiagang Pohang Stainless Steel Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	51.00%
Zhangjigang Pohang Port Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Ownership (%)	51.00%
Daewoo International Guangzhou Corp. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Trading business
Ownership (%)	100.00%	100.00%
Region	China
Daewoo International Guangzhou Corp. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSCO DAEWOO MALAYSIA SDN BHD [Member]
Disclosure of subsidiaries [line items]
Principal operations	Trading business
Ownership (%)	100.00%	100.00%
Region	Malaysia
POSCO DAEWOO MALAYSIA SDN BHD [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
PT.POSCO-Indonesia Inti [Member]
Disclosure of subsidiaries [line items]
Principal operations	Mine development
Ownership (%)	99.99%	99.99%
Region	Indonesia
PT.POSCO-Indonesia Inti [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	99.99%	99.99%
POSCO DAEWOO SHANGHAI CO., LTD. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Trading business
Ownership (%)	100.00%	100.00%
Region	China
POSCO DAEWOO SHANGHAI CO., LTD. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
PGSF, L.P. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Investment in bio tech Industry
Ownership (%)	100.00%	100.00%
Region	USA
PGSF, L.P. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSCO DAEWOO INDIA PVT., LTD. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Trading business
Ownership (%)	100.00%	100.00%
Region	India
POSCO DAEWOO INDIA PVT., LTD. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSCO(Dalian) IT Center Development Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Real estate development and investment
Ownership (%)	100.00%	100.00%
Region	China
POSCO(Dalian) IT Center Development Co., Ltd. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
PT. POSCO E&C INDONESIA [member]
Disclosure of subsidiaries [line items]
Principal operations	Civil engineering and construction
Ownership (%)	100.00%	100.00%
Region	Indonesia
PT. POSCO E&C INDONESIA [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
HUME COAL PTY LTD [Member]
Disclosure of subsidiaries [line items]
Principal operations	Raw material manufacturing
Ownership (%)	100.00%	100.00%
Region	Australia
HUME COAL PTY LTD [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Brazil Sao Paulo Steel Processing Center [Member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	76.00%	76.00%
Region	Brazil
Brazil Sao Paulo Steel Processing Center [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	76.00%	76.00%
DAESAN (CAMBODIA) Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Real estate development and investment
Ownership (%)	100.00%	100.00%
Region	Cambodia
DAESAN (CAMBODIA) Co., Ltd. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSCO ENGINEERING & CONSTRUCTION DO BRAZIL LTDA. [member]
Disclosure of subsidiaries [line items]
Principal operations	Construction
Ownership (%)	100.00%	100.00%
Region	Brazil
POSCO ENGINEERING & CONSTRUCTION DO BRAZIL LTDA. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
POSCO ASSAN TST STEEL INDUSTRY [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	70.00%	70.00%
Region	Turkey
POSCO ASSAN TST STEEL INDUSTRY [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	60.00%	60.00%
POSCO ASSAN TST STEEL INDUSTRY [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	10.00%	10.00%
HONG KONG POSCO E&C (CHINA) INVESTMENT Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Principal operations	Real estate development and investment
Ownership (%)	100.00%	100.00%
Region	Hong Kong
HONG KONG POSCO E&C (CHINA) INVESTMENT Co., Ltd [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Golden Lace DAEWOO Company Limited [member]
Disclosure of subsidiaries [line items]
Principal operations	Rice processing
Ownership (%)	60.00%
Region	Myanmar
Golden Lace DAEWOO Company Limited [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	60.00%
POSCO RU Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Principal operations	Trade and business development
Ownership (%)	100.00%
Region	Russia
POSCO RU Limited Liability Company [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%
POSCO DAEWOO UKRAINE LLC [member]
Disclosure of subsidiaries [line items]
Principal operations	Grain sales
Ownership (%)	100.00%
Region	Ukraine
POSCO DAEWOO UKRAINE LLC [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%
KIS Devonian Canada Corporation [member]
Disclosure of subsidiaries [line items]
Principal operations	Petroleum gas extraction
Ownership (%)	100.00%
Region	Canada
KIS Devonian Canada Corporation [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%
POSEC Hawaii, Inc. [member]
Disclosure of subsidiaries [line items]
Principal operations	Real estate Industry
Ownership (%)		100.00%
Region	USA
POSEC Hawaii, Inc. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%
POSCO India Delhi Steel Processing Center Private Limited [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)		76.40%
Region	India
POSCO India Delhi Steel Processing Center Private Limited [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		66.40%
POSCO India Delhi Steel Processing Center Private Limited [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		10.00%
USA-SRDC [member]
Disclosure of subsidiaries [line items]
Principal operations	Scrap sales
Ownership (%)		100.00%
Region	USA
USA-SRDC [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%
POSCO-Vietnam Processing Center Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)		92.05%
Region	Vietnam
POSCO-Vietnam Processing Center Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		87.07%
POSCO-Vietnam Processing Center Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		4.98%
POSCO MAPC SA DE CV [member]
Disclosure of subsidiaries [line items]
Principal operations	Automotive steel sheet manufacturing and sales
Ownership (%)		100.00%
Region	Mexico
POSCO MAPC SA DE CV [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		80.00%
POSCO MAPC SA DE CV [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		20.00%
Yingkou Puxiang Trade Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Refractory quality test & import and export
Ownership (%)		100.00%
Region	China
Yingkou Puxiang Trade Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%
SANTOS CMI Guatemala S.A. [member]
Disclosure of subsidiaries [line items]
Principal operations	Construction and engineering service
Ownership (%)		100.00%
Region	Guatemala
SANTOS CMI Guatemala S.A. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%
POSCO India Ahmedabad Steel Processing Center Pvt.Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)		100.00%
Region	India
POSCO India Ahmedabad Steel Processing Center Pvt.Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%
COINSA INGENIERIA Y PETROQUIMICA S.R.L [member]
Disclosure of subsidiaries [line items]
Principal operations	Construction
Ownership (%)		50.00%
Region	Bolivia
COINSA INGENIERIA Y PETROQUIMICA S.R.L [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		50.00%
POSCO Vietnam Holdings Co., LTD. [member]
Disclosure of subsidiaries [line items]
Principal operations	Holding company
Ownership (%)		100.00%
Region	Vietnam
POSCO Vietnam Holdings Co., LTD. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		79.28%
POSCO Vietnam Holdings Co., LTD. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		20.72%
Kwanika Copper Corporation [Member]
Disclosure of subsidiaries [line items]
Principal operations	Resources development
Ownership (%)		100.00%
Region	Canada
Kwanika Copper Corporation [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%
Chongqing POSCO CISL Automotive Steel Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Automotive steel sheet manufacturing and sales
Ownership (%)		51.00%
Region	China
Chongqing POSCO CISL Automotive Steel Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		51.00%
POSCO YongXin Rare Earth Metal Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Magnet material manufacturing and sales
Ownership (%)		51.60%
Region	China
POSCO YongXin Rare Earth Metal Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		51.60%
PT. POSCO MTECH INDONESIA [Member]
Disclosure of subsidiaries [line items]
Principal operations	Steelmaking materials manufacturing and sales
Ownership (%)		99.98%
Region	Indonesia
PT. POSCO MTECH INDONESIA [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		99.98%
POSCO (Zhangjiagang) STS Processing Center Co., Ltd [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)		100.00%
Region	China
POSCO (Zhangjiagang) STS Processing Center Co., Ltd [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%
EPC EQUITIES LLP [member]
Disclosure of subsidiaries [line items]
Principal operations	Engineering, procurement and construction
Ownership (%)		80.00%
Region	England
EPC EQUITIES LLP [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		80.00%
SANTOS CMI CONSTRUCTION TRADING LLP [member]
Disclosure of subsidiaries [line items]
Principal operations	Engineering, procurement and construction
Ownership (%)		99.90%
Region	England
SANTOS CMI CONSTRUCTION TRADING LLP [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		99.90%
SANTOS CMI INC. USA [member]
Disclosure of subsidiaries [line items]
Principal operations	Engineering, procurement and construction
Ownership (%)		100.00%
Region	USA
SANTOS CMI INC. USA [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%
SANTOS CMI ENGENHARIA E CONSTRUCOES LTDA [member]
Disclosure of subsidiaries [line items]
Principal operations	Engineering, procurement and construction
Ownership (%)		99.98%
Region	Brazil
SANTOS CMI ENGENHARIA E CONSTRUCOES LTDA [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		99.98%
SANTOS CMI PERU S.A. [member]
Disclosure of subsidiaries [line items]
Principal operations	Engineering, procurement and construction
Ownership (%)		99.99%
Region	Peru
SANTOS CMI PERU S.A. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		99.99%
SANTOS CMI CONSTRUCCIONES S.A. [member]
Disclosure of subsidiaries [line items]
Principal operations	Engineering, procurement and construction
Ownership (%)		100.00%
Region	Uruguay
SANTOS CMI CONSTRUCCIONES S.A. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%
GENTECH INTERNATIONAL INC. [member]
Disclosure of subsidiaries [line items]
Principal operations	Engineering, procurement and construction
Ownership (%)		90.00%
Region	Panama
GENTECH INTERNATIONAL INC. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		90.00%
SANTOS CMI S.A. [member]
Disclosure of subsidiaries [line items]
Principal operations	Engineering, procurement and construction
Ownership (%)		80.00%
Region	Ecuador
SANTOS CMI S.A. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		80.00%
SANTOS CMI CONSTRUCCIONES DE CHILE S.A. [member]
Disclosure of subsidiaries [line items]
Principal operations	Engineering, procurement and construction
Ownership (%)		99.00%
Region	Chile
SANTOS CMI CONSTRUCCIONES DE CHILE S.A. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		99.00%
COMPANIADEAUTOMATIZACION &CONTROL, GENESYS S.A. [member]
Disclosure of subsidiaries [line items]
Principal operations	Engineering, procurement and construction
Ownership (%)		90.00%
Region	Ecuador
COMPANIADEAUTOMATIZACION &CONTROL, GENESYS S.A. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		90.00%
POSCO Electrical Steel India Private Limited [member]
Disclosure of subsidiaries [line items]
Principal operations	Electrical steel manufacturing and sales
Ownership (%)		100.00%
Region	India
POSCO Electrical Steel India Private Limited [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%
POSCO Research & Technology [Member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%
Domestic [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member]
Disclosure of subsidiaries [line items]
Principal operations	Engineering and construction
Ownership (%)	52.80%	52.80%
Region	Pohang
Domestic [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	52.80%	52.80%
Domestic [member] | POSCO Processing & Service [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel sales and trading
Ownership (%)	94.40%	94.40%
Region	Seoul
Domestic [member] | POSCO Processing & Service [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	93.95%	93.95%
Domestic [member] | POSCO Processing & Service [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	0.45%	0.45%
Domestic [member] | POSCO COATED & COLOR STEEL Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Coated steel manufacturing
Ownership (%)	56.87%	56.87%
Region	Pohang
Domestic [member] | POSCO COATED & COLOR STEEL Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	56.87%	56.87%
Domestic [member] | POSCO ICT [member]
Disclosure of subsidiaries [line items]
Principal operations	Computer hardware and software distribution
Ownership (%)	65.38%	65.38%
Region	Pohang
Domestic [member] | POSCO ICT [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	65.38%	65.38%
Domestic [member] | POSCO Research Institute [Member]
Disclosure of subsidiaries [line items]
Principal operations	Economic research and consulting
Ownership (%)	100.00%	100.00%
Region	Seoul
Domestic [member] | POSCO Research Institute [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Domestic [member] | POSMATE [Member]
Disclosure of subsidiaries [line items]
Principal operations	Business facility maintenance
Ownership (%)	100.00%	68.30%
Region	Seoul
Domestic [member] | POSMATE [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	83.83%	57.25%
Domestic [member] | POSMATE [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	16.17%	11.05%
Domestic [member] | POSCO A&C [Member]
Disclosure of subsidiaries [line items]
Principal operations	Architecture and consulting
Ownership (%)	100.00%	100.00%
Region	Seoul
Domestic [member] | POSCO A&C [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Domestic [member] | POSCO Venture Capital Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Investment in venture companies
Ownership (%)	95.00%	95.00%
Region	Pohang
Domestic [member] | POSCO Venture Capital Co., Ltd. [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	95.00%	95.00%
Domestic [member] | eNtoB Corporation [member]
Disclosure of subsidiaries [line items]
Principal operations	Electronic commerce
Ownership (%)	61.13%	61.13%
Region	Seoul
Domestic [member] | eNtoB Corporation [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	7.50%	7.50%
Domestic [member] | eNtoB Corporation [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	53.63%	53.63%
Domestic [member] | POSCO CHEMTECH [member]
Disclosure of subsidiaries [line items]
Principal operations	Refractories manufacturing and sales
Ownership (%)	60.00%	60.00%
Region	Pohang
Domestic [member] | POSCO CHEMTECH [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	60.00%	60.00%
Domestic [member] | POSCO-Terminal Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Transporting and warehousing
Ownership (%)	51.00%	51.00%
Region	Gwangyang
Domestic [member] | POSCO-Terminal Co., Ltd. [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	51.00%	51.00%
Domestic [member] | POSCO M-TECH [Member]
Disclosure of subsidiaries [line items]
Principal operations	Packing materials manufacturing and sales
Ownership (%)	48.85%	48.85%
Region	Pohang
Domestic [member] | POSCO M-TECH [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	48.85%	48.85%
Domestic [member] | POSCO ENERGY CO., LTD. [member]
Disclosure of subsidiaries [line items]
Principal operations	Generation of electricity
Ownership (%)	89.02%	89.02%
Region	Seoul
Domestic [member] | POSCO ENERGY CO., LTD. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	89.02%	89.02%
Domestic [member] | POSCO NIPPON STEEL RHF JOINT VENTURE. CO., Ltd. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Steel byproduct manufacturing and sales
Ownership (%)	70.00%	70.00%
Region	Pohang
Domestic [member] | POSCO NIPPON STEEL RHF JOINT VENTURE. CO., Ltd. [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	70.00%	70.00%
Domestic [member] | MegaAsset Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Real estate rental and sales
Ownership (%)	100.00%	100.00%
Region	Incheon
Domestic [member] | MegaAsset Co., Ltd. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Domestic [member] | Future Creation Fund Postech Early Stage account [Member]
Disclosure of subsidiaries [line items]
Principal operations	Investment in venture companies
Ownership (%)	40.00%	40.00%
Region	Seoul
Domestic [member] | Future Creation Fund Postech Early Stage account [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	40.00%	40.00%
Domestic [member] | POSCO WOMAN'S FUND [Member]
Disclosure of subsidiaries [line items]
Principal operations	Investment in venture companies
Ownership (%)	40.00%	40.00%
Region	Seoul
Domestic [member] | POSCO WOMAN'S FUND [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	40.00%	40.00%
Domestic [member] | Pospower Co Ltd [Member]
Disclosure of subsidiaries [line items]
Principal operations	Generation of electricity
Ownership (%)	100.00%	100.00%
Region	Samcheok
Domestic [member] | Pospower Co Ltd [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Domestic [member] | Songdo Posco Family housing [member]
Disclosure of subsidiaries [line items]
Principal operations	House manufacturing and management
Ownership (%)	100.00%	100.00%
Region	Incheon
Domestic [member] | Songdo Posco Family housing [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Domestic [member] | Posco Group University [Member]
Disclosure of subsidiaries [line items]
Principal operations	Education service and real estate business
Ownership (%)	100.00%	100.00%
Region	Incheon
Domestic [member] | Posco Group University [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Domestic [member] | HOTEL LAONZENA [Member]
Disclosure of subsidiaries [line items]
Principal operations	Hotel business
Ownership (%)	100.00%	100.00%
Region	Daegu
Domestic [member] | HOTEL LAONZENA [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Domestic [member] | Growth Ladder POSCO K-Growth Global Fund [Member]
Disclosure of subsidiaries [line items]
Principal operations	Investment in venture companies
Ownership (%)	50.00%	50.00%
Region	Pohang
Domestic [member] | Growth Ladder POSCO K-Growth Global Fund [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	50.00%	50.00%
Domestic [member] | 2015 POSCO New technology II Fund [Member]
Disclosure of subsidiaries [line items]
Principal operations	Investment in venture companies
Ownership (%)	25.00%	25.00%
Region	Pohang
Domestic [member] | 2015 POSCO New technology II Fund [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	25.00%	25.00%
Domestic [member] | POCA STEM Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Principal operations	Stem cell medicine development
Ownership (%)	100.00%	100.00%
Region	Seoul
Domestic [member] | POCA STEM Co., Ltd [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Domestic [member] | Posco e&c Songdo International Building [member]
Disclosure of subsidiaries [line items]
Principal operations	Non-residential building rental
Ownership (%)	100.00%	100.00%
Region	Seoul
Domestic [member] | Posco e&c Songdo International Building [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Domestic [member] | POSCO ES MATERIALS CO., LTD. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Secondary and storage battery manufacturing
Ownership (%)	75.32%	75.32%
Region	Gumi
Domestic [member] | POSCO ES MATERIALS CO., LTD. [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	75.32%	75.32%
Domestic [member] | Poscoene [Member]
Disclosure of subsidiaries [line items]
Principal operations	Refuse derived fuel and power generation
Ownership (%)	100.00%	100.00%
Region	Seoul
Domestic [member] | Poscoene [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Domestic [member] | POSCO Humans [Member]
Disclosure of subsidiaries [line items]
Principal operations	Construction
Ownership (%)	90.30%	90.30%
Region	Pohang
Domestic [member] | POSCO Humans [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	90.30%	90.30%
Domestic [member] | Mapo Hibroad Parking co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Construction
Ownership (%)	71.00%	70.99%
Region	Seoul
Domestic [member] | Mapo Hibroad Parking co., Ltd. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	71.00%	70.99%
Domestic [member] | BLUE O&M Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Engineering service
Ownership (%)	100.00%	100.00%
Region	Pohang
Domestic [member] | BLUE O&M Co., Ltd. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Domestic [member] | Busan E&E Co,. Ltd. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Refuse derived fuel and power generation
Ownership (%)	70.00%	70.00%
Region	Busan
Domestic [member] | Busan E&E Co,. Ltd. [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	70.00%	70.00%
Domestic [member] | POSCO Family Strategy Fund [Member]
Disclosure of subsidiaries [line items]
Principal operations	Investment in venture companies
Ownership (%)	100.00%	100.00%
Region	Pohang
Domestic [member] | POSCO Family Strategy Fund [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	69.91%	69.91%
Domestic [member] | POSCO Family Strategy Fund [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	30.09%	30.09%
Domestic [member] | POSCO DAEWOO Corporation [member]
Disclosure of subsidiaries [line items]
Principal operations	Trading, energy & resource development and others
Ownership (%)	62.94%	60.31%
Region	Seoul
Domestic [member] | POSCO DAEWOO Corporation [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	62.90%	60.31%
Domestic [member] | POSCO DAEWOO Corporation [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	0.04%
Domestic [member] | Pohang Scrap Recycling Distribution Center Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Steel processing and sales
Ownership (%)	51.00%	51.00%
Region	Pohang
Domestic [member] | Pohang Scrap Recycling Distribution Center Co., Ltd. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	51.00%	51.00%
Domestic [member] | PSC Energy Global Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Investment in energy industry
Ownership (%)	100.00%	100.00%
Region	Pohang
Domestic [member] | PSC Energy Global Co., Ltd. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Domestic [member] | Suncheon Eco Trans Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Principal operations	Train manufacturing and management
Ownership (%)	100.00%	100.00%
Region	Suncheon
Domestic [member] | Suncheon Eco Trans Co., Ltd [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Domestic [member] | Kyobo Securities Bond Plus 6M Professional Private Equity Trust W-2 [member]
Disclosure of subsidiaries [line items]
Principal operations	Private equity trust
Ownership (%)	97.47%
Region	Seoul
Domestic [member] | Kyobo Securities Bond Plus 6M Professional Private Equity Trust W-2 [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	97.47%
Domestic [member] | Kyobo Securities Bond Plus 6M Professional Private Equity Trust W-5 [member]
Disclosure of subsidiaries [line items]
Principal operations	Private equity trust
Ownership (%)	99.67%
Region	Seoul
Domestic [member] | Kyobo Securities Bond Plus 6M Professional Private Equity Trust W-5 [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	99.67%
Domestic [member] | Mirae Asset Smart Q Sigma 2.0 Professional Private Equity Trust [member]
Disclosure of subsidiaries [line items]
Principal operations	Private equity trust
Ownership (%)	99.01%
Region	Seoul
Domestic [member] | Mirae Asset Smart Q Sigma 2.0 Professional Private Equity Trust [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	99.01%
Domestic [member] | IT Engineering CO. Ltd [member]
Disclosure of subsidiaries [line items]
Principal operations	Automotive engineering service
Ownership (%)		17.00%
Region	Seoul
Domestic [member] | IT Engineering CO. Ltd [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		17.00%
Domestic [member] | POSCO Engineering CO., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Construction and engineering service
Ownership (%)		95.56%
Region	Incheon
Domestic [member] | POSCO Engineering CO., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		95.56%
Domestic [member] | POSCO Research & Technology [Member]
Disclosure of subsidiaries [line items]
Principal operations	Intellectual Property Services and consulting
Ownership (%)	100.00%
Region	Seoul
Domestic [member] | POSCO Research & Technology [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%
Foreign [member] | POSCO America Corporation [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel trading
Ownership (%)	100.00%	100.00%
Region	USA
Foreign [member] | POSCO America Corporation [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	99.45%	99.45%
Foreign [member] | POSCO America Corporation [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	0.55%	0.55%
Foreign [member] | POSCO AUSTRALIA PTY LTD [member]
Disclosure of subsidiaries [line items]
Principal operations	Raw material sales & mine development
Ownership (%)	100.00%	100.00%
Region	Australia
Foreign [member] | POSCO AUSTRALIA PTY LTD [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO Canada Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Coal sales
Ownership (%)	100.00%	100.00%
Region	Canada
Foreign [member] | POSCO Canada Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO Asia Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel and raw material trading
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO Asia Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO-CTPC Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO-CTPC Co., Ltd. [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	56.60%	56.60%
Foreign [member] | POSCO-CTPC Co., Ltd. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	43.40%	43.40%
Foreign [member] | POSCO E&C Vietnam Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel structure manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	Vietnam
Foreign [member] | POSCO E&C Vietnam Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | Zhangjiagang Pohang Stainless Steel Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Stainless steel manufacturing and sales
Ownership (%)	82.48%	82.48%
Region	China
Foreign [member] | Zhangjiagang Pohang Stainless Steel Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	58.60%	58.60%
Foreign [member] | Zhangjiagang Pohang Stainless Steel Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	23.88%	23.88%
Foreign [member] | POSCO(Guangdong) Coated Steel Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Plating steel sheet manufacturing and sales
Ownership (%)	97.08%	97.08%
Region	China
Foreign [member] | POSCO(Guangdong) Coated Steel Co., Ltd. [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	87.04%	87.04%
Foreign [member] | POSCO(Guangdong) Coated Steel Co., Ltd. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	10.04%	10.04%
Foreign [member] | POSCO (Thailand) Company Limited [Member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	Thailand
Foreign [member] | POSCO (Thailand) Company Limited [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	88.58%	85.62%
Foreign [member] | POSCO (Thailand) Company Limited [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	11.42%	14.38%
Foreign [member] | Myanmar POSCO Steel Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Principal operations	Zinc relief manufacturing and sales
Ownership (%)	70.00%	70.00%
Region	Myanmar
Foreign [member] | Myanmar POSCO Steel Co., Ltd [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	70.00%	70.00%
Foreign [member] | POSCO-MKPC SDN BHD [Member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	70.00%	70.00%
Region	Malaysia
Foreign [member] | POSCO-MKPC SDN BHD [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	44.69%	44.69%
Foreign [member] | POSCO-MKPC SDN BHD [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	25.31%	25.31%
Foreign [member] | Qingdao Pohang Stainless Steel Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Stainless steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | Qingdao Pohang Stainless Steel Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	70.00%	70.00%
Foreign [member] | Qingdao Pohang Stainless Steel Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	30.00%	30.00%
Foreign [member] | POSCO(Suzhou) Automotive Processing Center Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO(Suzhou) Automotive Processing Center Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	90.00%	90.00%
Foreign [member] | POSCO(Suzhou) Automotive Processing Center Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	10.00%	10.00%
Foreign [member] | POSCO-China Qingdao Processing Center Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO-China Qingdao Processing Center Co., Ltd. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POS-ORE PTY LTD [Member]
Disclosure of subsidiaries [line items]
Principal operations	Iron ore sales and sales
Ownership (%)	100.00%	100.00%
Region	Australia
Foreign [member] | POS-ORE PTY LTD [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO-China Holding Corp. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Holding company
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO-China Holding Corp. [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO JAPAN Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel trading
Ownership (%)	100.00%	100.00%
Region	Japan
Foreign [member] | POSCO JAPAN Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POS-CD PTY LTD [Member]
Disclosure of subsidiaries [line items]
Principal operations	Coal sales
Ownership (%)	100.00%	100.00%
Region	Australia
Foreign [member] | POS-CD PTY LTD [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POS-GC PTY LTD [Member]
Disclosure of subsidiaries [line items]
Principal operations	Coal sales
Ownership (%)	100.00%	100.00%
Region	Australia
Foreign [member] | POS-GC PTY LTD [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO-India Private Limited [Member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	99.99%	99.99%
Region	India
Foreign [member] | POSCO-India Private Limited [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	99.99%	99.99%
Foreign [member] | POSCO-India Pune Processing Center. Pvt. Ltd. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	65.00%	65.00%
Region	India
Foreign [member] | POSCO-India Pune Processing Center. Pvt. Ltd. [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	65.00%	65.00%
Foreign [member] | POSCO Japan PC CO., LTD. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	86.12%	86.12%
Region	Japan
Foreign [member] | POSCO Japan PC CO., LTD. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	86.12%	86.12%
Foreign [member] | POSCO-CFPC Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO-CFPC Co., Ltd. [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	39.60%	39.60%
Foreign [member] | POSCO-CFPC Co., Ltd. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	60.40%	60.40%
Foreign [member] | POSCO E&C CHINA Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Civil engineering and construction
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO E&C CHINA Co., Ltd. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO MPPC S.A. de C.V. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	96.31%	95.00%
Region	Mexico
Foreign [member] | POSCO MPPC S.A. de C.V. [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	21.02%
Foreign [member] | POSCO MPPC S.A. de C.V. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	75.29%	95.00%
Foreign [member] | Zhangjigang Pohang Port Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Loading and unloading service
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | Zhangjigang Pohang Port Co., Ltd. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO-VIETNAM Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	Vietnam
Foreign [member] | POSCO-VIETNAM Co., Ltd. [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO MEXICO S.A. DE C.V. [member]
Disclosure of subsidiaries [line items]
Principal operations	Automotive steel sheet manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	Mexico
Foreign [member] | POSCO MEXICO S.A. DE C.V. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	84.84%	84.84%
Foreign [member] | POSCO MEXICO S.A. DE C.V. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	15.16%	15.16%
Foreign [member] | POSCAN Elkview [Member]
Disclosure of subsidiaries [line items]
Principal operations	Coal sales
Ownership (%)	100.00%	100.00%
Region	Canada
Foreign [member] | POSCAN Elkview [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO-Poland Wroclaw Processing Center Sp. z o. o. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	60.00%	60.00%
Region	Poland
Foreign [member] | POSCO-Poland Wroclaw Processing Center Sp. z o. o. [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	60.00%	60.00%
Foreign [member] | POS-NP PTY LTD [Member]
Disclosure of subsidiaries [line items]
Principal operations	Coal sales
Ownership (%)	100.00%	100.00%
Region	Australia
Foreign [member] | POS-NP PTY LTD [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO RUS LLC [Member]
Disclosure of subsidiaries [line items]
Principal operations	Trading and business development
Ownership (%)	100.00%	100.00%
Region	Russia
Foreign [member] | POSCO RUS LLC [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	90.00%	90.00%
Foreign [member] | POSCO RUS LLC [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	10.00%	10.00%
Foreign [member] | POSCO DAEWOO WAIGAIQIAO SHANGHAI CO., LTD [Member]
Disclosure of subsidiaries [line items]
Principal operations	Intermediary trade & bonded warehouse operation
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO DAEWOO WAIGAIQIAO SHANGHAI CO., LTD [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | PT. Bio Inti Agrindo [member]
Disclosure of subsidiaries [line items]
Principal operations	Forest resources development
Ownership (%)	85.00%	85.00%
Region	Indonesia
Foreign [member] | PT. Bio Inti Agrindo [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	85.00%	85.00%
Foreign [member] | POSCO ENGINEERING AND CONSTRUCTION AUSTRALIA PTY LTD [Member]
Disclosure of subsidiaries [line items]
Principal operations	Iron ore development and sales
Ownership (%)	100.00%	100.00%
Region	Australia
Foreign [member] | POSCO ENGINEERING AND CONSTRUCTION AUSTRALIA PTY LTD [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO-TISCO (JILIN) PROCESSING CENTER Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	60.00%	60.00%
Region	China
Foreign [member] | POSCO-TISCO (JILIN) PROCESSING CENTER Co., Ltd. [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	50.00%	50.00%
Foreign [member] | POSCO-TISCO (JILIN) PROCESSING CENTER Co., Ltd. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	10.00%	10.00%
Foreign [member] | POSCO Thainox Public Company Limited [member]
Disclosure of subsidiaries [line items]
Principal operations	STS cold-rolled steel manufacturing and sales
Ownership (%)	84.88%	84.93%
Region	Thailand
Foreign [member] | POSCO Thainox Public Company Limited [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	84.88%	84.93%
Foreign [member] | Hunchun Posco Hyundai Logistics [Member]
Disclosure of subsidiaries [line items]
Principal operations	Logistics
Ownership (%)	80.00%	80.00%
Region	China
Foreign [member] | Hunchun Posco Hyundai Logistics [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	80.00%	80.00%
Foreign [member] | POSCO DAEWOO VIETNAM CO., LTD [Member]
Disclosure of subsidiaries [line items]
Principal operations	Trading business
Ownership (%)	100.00%	100.00%
Region	Vietnam
Foreign [member] | POSCO DAEWOO VIETNAM CO., LTD [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO(Chongqing) Automotive Processing Center Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO(Chongqing) Automotive Processing Center Co., Ltd. [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	90.00%	90.00%
Foreign [member] | POSCO(Chongqing) Automotive Processing Center Co., Ltd. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	10.00%	10.00%
Foreign [member] | SUZHOU POSCO-CORE TECHNOLOGY CO., LTD. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Component manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | SUZHOU POSCO-CORE TECHNOLOGY CO., LTD. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | PT.Krakatau Posco Chemtech Calcination [Member]
Disclosure of subsidiaries [line items]
Principal operations	Quicklime manufacturing and sales
Ownership (%)	80.00%	80.00%
Region	Indonesia
Foreign [member] | PT.Krakatau Posco Chemtech Calcination [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	80.00%	80.00%
Foreign [member] | POSCO AFRICA (PROPRIETARY) LIMITED [Member]
Disclosure of subsidiaries [line items]
Principal operations	Mine development
Ownership (%)	100.00%	100.00%
Region	South Africa
Foreign [member] | POSCO AFRICA (PROPRIETARY) LIMITED [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO ICT BRASIL [Member]
Disclosure of subsidiaries [line items]
Principal operations	IT service and engineering
Ownership (%)	100.00%	100.00%
Region	Brazil
Foreign [member] | POSCO ICT BRASIL [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | LA-SRDC [Member]
Disclosure of subsidiaries [line items]
Principal operations	Scrap manufacturing
Ownership (%)	100.00%	100.00%
Region	USA
Foreign [member] | LA-SRDC [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | DONG FANG JIN HONG [member]
Disclosure of subsidiaries [line items]
Principal operations	Real estate development, rental and management
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | DONG FANG JIN HONG [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO AMERICA COMERCIALIZADORA S DE RL DE CV [Member]
Disclosure of subsidiaries [line items]
Principal operations	Human resource service
Ownership (%)	100.00%	100.00%
Region	Mexico
Foreign [member] | POSCO AMERICA COMERCIALIZADORA S DE RL DE CV [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO(Guangdong) Automotive Steel Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	93.64%	93.64%
Region	China
Foreign [member] | POSCO(Guangdong) Automotive Steel Co., Ltd. [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	83.64%	83.64%
Foreign [member] | POSCO(Guangdong) Automotive Steel Co., Ltd. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	10.00%	10.00%
Foreign [member] | POSCO-Malaysia SDN. BHD. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	95.42%	95.42%
Region	Malaysia
Foreign [member] | POSCO-Malaysia SDN. BHD. [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	81.79%	81.79%
Foreign [member] | POSCO-Malaysia SDN. BHD. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	13.63%	13.63%
Foreign [member] | PT KRAKATAU BLUE WATER [Member]
Disclosure of subsidiaries [line items]
Principal operations	Wastewater treatment facilities operation and maintenance
Ownership (%)	67.00%	67.00%
Region	Indonesia
Foreign [member] | PT KRAKATAU BLUE WATER [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	67.00%	67.00%
Foreign [member] | POSCO DAEWOO MYANMAR CORPORATION LIMITED [Member]
Disclosure of subsidiaries [line items]
Principal operations	Trading business
Ownership (%)	100.00%	100.00%
Region	Myanmar
Foreign [member] | POSCO DAEWOO MYANMAR CORPORATION LIMITED [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO-Italy Processing Center [Member]
Disclosure of subsidiaries [line items]
Principal operations	Stainless steel sheet manufacturing and sales
Ownership (%)	90.00%	90.00%
Region	Italy
Foreign [member] | POSCO-Italy Processing Center [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	80.00%	80.00%
Foreign [member] | POSCO-Italy Processing Center [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	10.00%	10.00%
Foreign [member] | POSCO DAEWOO E&P CANADA CORPORATION [Member]
Disclosure of subsidiaries [line items]
Principal operations	Crude oil and natural gas mining
Ownership (%)	100.00%	100.00%
Region	Canada
Foreign [member] | POSCO DAEWOO E&P CANADA CORPORATION [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | Myanmar POSCO C&C Company, Limited [Member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	70.00%	70.00%
Region	Myanmar
Foreign [member] | Myanmar POSCO C&C Company, Limited [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	70.00%	70.00%
Foreign [member] | POSCO ICT VIETNAM [Member]
Disclosure of subsidiaries [line items]
Principal operations	IT service and electric control engineering
Ownership (%)	100.00%	100.00%
Region	Vietnam
Foreign [member] | POSCO ICT VIETNAM [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | Daewoo Global Development. Pte., Ltd [member]
Disclosure of subsidiaries [line items]
Principal operations	Real estate development
Ownership (%)	81.51%	51.00%
Region	Myanmar
Foreign [member] | Daewoo Global Development. Pte., Ltd [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	81.51%	51.00%
Foreign [member] | Myanmar POSCO Engineering & Construction Company, Limited [Member]
Disclosure of subsidiaries [line items]
Principal operations	Construction and engineering service
Ownership (%)	100.00%	100.00%
Region	Myanmar
Foreign [member] | Myanmar POSCO Engineering & Construction Company, Limited [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POS-Minerals Corporation [Member]
Disclosure of subsidiaries [line items]
Principal operations	Mine development management and sales
Ownership (%)	100.00%	100.00%
Region	USA
Foreign [member] | POS-Minerals Corporation [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO(Wuhu) Automotive Processing Center Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO(Wuhu) Automotive Processing Center Co., Ltd. [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	68.57%	68.57%
Foreign [member] | POSCO(Wuhu) Automotive Processing Center Co., Ltd. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	31.43%	31.43%
Foreign [member] | POSCO Engineering and Construction India Private Limited [member]
Disclosure of subsidiaries [line items]
Principal operations	Civil engineering and construction
Ownership (%)	100.00%	100.00%
Region	India
Foreign [member] | POSCO Engineering and Construction India Private Limited [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%